Notes to the Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [line items]
Other assets	£ (2,029)	£ (2,004)
Other liabilities	(2,501)	(2,601)
Macro hedge of interest rate risk	(630)	(2,654)
Macro hedge of interest rate risk	£ 86	£ 95